Accrued liabilities - Schedule of Accrued liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued legal and professional fees		$ 1,634	$ 598
Accrued royalties		31	22
Accrued travel and entertainment		73	44
Other vendor accruals		824	379
Total accrued liabilities	$ 3,381	$ 2,562	$ 1,043